Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenues
Total revenues	$ 23,150	$ 21,890
Cost of revenues:
Total cost of revenues	7,103	6,792
Gross profit	16,047	15,098
Operating expenses:
Research and development (net of grant participations of $ 10 and $ 144 for the three months ended March 31, 2025, and 2024, respectively)	5,991	7,149
Sales and marketing	7,338	7,790
General and administrative	3,427	2,902
Total operating expenses	16,756	17,841
Operating loss	(709)	(2,743)
Financial income, net	673	540
Loss before income tax expense	(36)	(2,203)
Income tax expense	296	307
Net loss	$ (332)	$ (2,510)
Net loss per share:
Basic (in Dollars per share)	$ (0.01)	$ (0.07)
Diluted (in Dollars per share)	$ (0.01)	$ (0.07)
Weighted average number of shares used in per share computations of net loss:
Basic (in Shares)	39,620,521	38,411,724
Diluted (in Shares)	39,620,521	38,411,724
Unrealized loss on available-for-sale marketable securities	$ (21)	$ (13)
Total comprehensive loss from available-for-sale marketable securities	(21)	(13)
Unrealized loss on foreign currency cash flow hedges transactions	(554)	(234)
Net amount reclassified to earnings from hedging transactions	(120)	(122)
Total comprehensive loss from hedge transactions	(674)	(356)
Total other comprehensive loss	(695)	(369)
Total comprehensive loss	(1,027)	(2,879)
Products
Revenues
Total revenues	6,465	7,400
Cost of revenues:
Total cost of revenues	3,317	3,013
Services
Revenues
Total revenues	16,685	14,490
Cost of revenues:
Total cost of revenues	$ 3,786	$ 3,779